Expense Example {- Communication Services Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Communication Services Portfolio - VIP Communication Services Portfolio-Initial VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822